Cover Page	Feb. 06, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 06, 2024
Entity Registrant Name	GoLogiq, Inc.
Entity Central Index Key	0001746278
Entity File Number	333-210544
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	230 Victoria Street Bugis Junction
Entity Address, Address Line Two	#15-01/08
City Area Code	65
Local Phone Number	9366 2322
Entity Address, Postal Zip Code	188024
Entity Address, City or Town	Singapore
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Entity Tax Identification Number	35-2618297